N-2	Nov. 20, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001803498
Amendment Flag	false
Securities Act File Number	814-01358
Document Type	8-K
Entity Registrant Name	Blackstone Private Credit Fund
Entity Address, Address Line One	345 Park Avenue
Entity Address, Address Line Two	31st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	212
Local Phone Number	503-2100
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On November 20, 2024, Blackstone Private Credit Fund (the “
Fund
”) and U.S. Bank Trust Company, National Association (the “
Trustee
”) entered into a Sixteenth Supplemental Indenture related to an offering of $400,000,000 in aggregate principal amount of the Fund’s 5.600% notes due 2029 (the “
2029 Notes
”) (the “
Sixteenth Supplemental Indenture
”) and a Seventeenth Supplemental Indenture related to an offering of $600,000,000 in aggregate principal amount of the Fund’s 6.000% notes due 2034 (the “
2034 Notes
” and, together with the 2029 Notes, the “
Notes
”) (the “
Seventeenth Supplemental Indenture
”), which supplement that certain Base Indenture, dated as of September 15, 2021 (as may be further amended, supplemented or otherwise modified from time to time, the “
Base Indenture
” and, together with the Sixteenth Supplemental Indenture and Seventeenth Supplemental Indenture, the “
Indenture
”).

Long Term Debt, Principal	$ 400,000,000
Long Term Debt, Structuring [Text Block]
The 2029 Notes and 2034 Notes will mature on November 22, 2029 and November 22, 2034, respectively, and may be redeemed in whole or in part at the Fund’s option at any time or from time to time at the redemption prices set forth in the Indenture. The 2029 Notes bear interest at a rate of 5.600% per year payable semi-annually on May 22 and November 22 of each year, commencing on May 22, 2025, and the 2034 Notes bear interest at a rate of 6.000% per year payable semi-annually on May 22 and November 22 of each year, commencing on May 22, 2025.
The Notes are general unsecured obligations of the Fund that rank senior in right of payment to all of the Fund’s existing and future indebtedness that is expressly subordinated in right of payment to the Notes, rank pari passu
 with all existing and future unsecured unsubordinated indebtedness issued by the Fund, rank effectively junior to any of the Fund’s secured indebtedness (including unsecured indebtedness that the Fund later secures) to the extent of the value of the assets securing such indebtedness, and rank structurally junior to all existing and future indebtedness (including trade payables) incurred by the Fund’s subsidiaries, financing vehicles or similar facilities.

Long Term Debt, Dividends and Covenants [Text Block]
The Indenture contain certain covenants, including covenants requiring the Fund to comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Section 61(a) of the Investment Company Act of 1940, as amended, whether or not it is subject to those requirements, and to provide financial information to the holders of the Notes and the Trustee if the Fund is no longer subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are described in the Indenture.

Long Term Debt, Rights Limited by Other Securities [Text Block]
Registration Rights Agreement
In connection with the Notes Offering, the Fund entered into Registration Rights Agreements, each dated as of November 22, 2024 (the “
Registration Rights Agreements
”), with Wells Fargo Securities, LLC, Citigroup Global Markets Inc., Goldman Sachs & Co. LLC, RBC Capital Markets, LLC and Truist Securities, Inc. with respect to the 2029 Notes, as representatives of the initial purchasers of the 2029 Notes and with Wells Fargo Securities, LLC, Citigroup Global Markets Inc., Goldman Sachs & Co. LLC, Barclays Capital Inc. and SMBC Nikko Securities America, Inc., with respect to the 2034 Notes, as representatives of the initial purchasers of the 2034 Notes. Pursuant to the Registration Rights Agreements, the Fund is obligated to file with the Securities and Exchange Commission a registration statement relating to an offer to exchange the Notes for new notes issued by the Fund that are registered under the Securities Act and otherwise have terms substantially identical to those of the Notes, and to use its commercially reasonable efforts to cause such registration statement to be declared effective. If the Fund is not able to effect the exchange offer, the Fund will be obligated to file a shelf registration statement covering the resale of the Notes and use its commercially reasonable efforts to cause such registration statement to be declared effective. If the Fund fails to satisfy its registration obligations by certain dates specified in the Registration Rights Agreements, it will be required to pay additional interest to the holders of the Notes.
The foregoing description of the Registration Rights Agreements does not purport to be complete and is qualified in its entirety by reference to the full text of the Registration Rights Agreements, filed as exhibits hereto and incorporated by reference herein.